Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	3.69
Maximum Aggregate Offering Price	$ 11,070,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,528.77
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional common shares of the registrant, no par value per share (the "Common Shares") that become issuable with respect to the securities identified in the above table under the registrant's 2026 Equity Incentive Plan (the "Omnibus Plan") by reason of any share dividend, share split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of outstanding Common Shares. (2) Represents Common Shares reserved for issuance pursuant to future awards under the Omnibus Plan. (3) Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of US$3.69 per share, which is the average of the high and low prices for the Common Shares of the registrant on May 5, 2026, as quoted on the Nasdaq Capital Market.